COMMITMENTS, GUARANTEES AND CONTINGENCIES - Future Annual Minimum Payments Due (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Minimum Lease Payments, 2017	$ 185
Minimum Lease Payments, 2018	157
Minimum Lease Payments, 2019	126
Minimum Lease Payments, 2020	81
Minimum Lease Payments, 2021	53
Minimum Lease Payments, Thereafter	95
Minimum Lease Payments, Total	697
Sublease Rental Receipts, 2017	(19)
Sublease Rental Receipts, 2018	(18)
Sublease Rental Receipts, 2019	(14)
Sublease Rental Receipts, 2020	(11)
Sublease Rental Receipts, 2021	(8)
Sublease Rental Receipts, Thereafter	(17)
Sublease Rental Receipts, Total	(87)
Net Lease Commitments, 2017	166
Net Lease Commitments, 2018	139
Net Lease Commitments, 2019	112
Net Lease Commitments, 2020	70
Net Lease Commitments, 2021	45
Net Lease Commitments, Thereafter	78
Net Lease Commitments, Total	$ 610